Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Impact on the consolidated financial position (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	€ 28,423,000,000	€ 27,119,000,000	€ 27,693,000,000	€ 26,665,000,000	€ 25,912,000,000
Right-of-use assets	6,263,000,000	6,349,000,000	6,347,000,000
Deferred tax assets	992,000,000	2,893,000,000	1,366,000,000	1,586,000,000
Total non-current assets	81,316,000,000	82,004,000,000	74,701,000,000	73,612,000,000
Current prepaid expenses	730,000,000	536,000,000	571,000,000	455,000,000	394,000,000
Total current assets	24,987,000,000	21,855,000,000	21,891,000,000	21,737,000,000
Total assets	106,303,000,000	103,859,000,000	96,592,000,000	95,349,000,000
Total equity	34,416,000,000	33,251,000,000	33,249,000,000	33,512,000,000	33,845,000,000
Non-current financial liabilities	33,148,000,000	26,322,000,000	26,749,000,000	26,293,000,000
Non-current lease liabilities	5,225,000,000	5,239,000,000
Non-current restructuring provision	96,000,000	118,000,000	230,000,000	251,000,000
Deferred tax liabilities	703,000,000	2,156,000,000	631,000,000	655,000,000
Total non-current liabilities	44,192,000,000	39,273,000,000	33,047,000,000	32,780,000,000
Current financial liabilities	3,925,000,000	7,103,000,000	7,270,000,000	6,030,000,000
Current lease liabilities	1,267,000,000	1,291,000,000
Trade payables	6,682,000,000	6,697,000,000	6,736,000,000	6,527,000,000	€ 6,214,000,000
Current restructuring provision	120,000,000	128,000,000	159,000,000	126,000,000
Other current liabilities	2,095,000,000	1,773,000,000	1,788,000,000	1,935,000,000
Total current liabilities	27,695,000,000	31,335,000,000	30,296,000,000	29,057,000,000
Total equity and liabilities	106,303,000,000	103,859,000,000	96,592,000,000	€ 95,349,000,000
Replacement value of leased assets for which exemption has been used, maximum	5,000	5,000,000,000
Gross carrying amount [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	101,551,000,000
Right-of-use assets	8,187,000,000	7,042,000,000
Accumulated depreciation and amortisation [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	(72,733,000,000)
Right-of-use assets	(1,748,000,000)	(550,000,000)
Accumulated impairment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	(395,000,000)
Right-of-use assets	(176,000,000)	€ (143,000,000)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment			27,693,000,000
o/w finance leases			574,000,000
Deferred tax assets			1,366,000,000
Total non-current assets			74,701,000,000
Current prepaid expenses			571,000,000
Total current assets			21,891,000,000
Total assets			96,592,000,000
Total equity			33,249,000,000
Non-current financial liabilities			26,749,000,000
o/w finance lease liabilities			427,000,000
Non-current restructuring provision			230,000,000
Deferred tax liabilities			631,000,000
Total non-current liabilities			33,047,000,000
Current financial liabilities			7,270,000,000
o/w finance lease liabilities			158,000,000
Trade payables			6,736,000,000
Current restructuring provision			159,000,000
Other current liabilities			1,788,000,000
Total current liabilities			30,296,000,000
Total equity and liabilities			€ 96,592,000,000
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	(574,000,000)
o/w finance leases	(574,000,000)
Right-of-use assets	6,349,000,000
Deferred tax assets	1,527,000,000
Total non-current assets	7,303,000,000
Current prepaid expenses	(36,000,000)
Total current assets	(36,000,000)
Total assets	7,267,000,000
Total equity	2,000,000
Non-current financial liabilities	(427,000,000)
o/w finance lease liabilities	(427,000,000)
Non-current lease liabilities	5,239,000,000
Non-current restructuring provision	(112,000,000)
Deferred tax liabilities	1,525,000,000
Total non-current liabilities	6,226,000,000
Current financial liabilities	(167,000,000)
o/w finance lease liabilities	(158,000,000)
Current lease liabilities	1,291,000,000
Trade payables	(39,000,000)
Current restructuring provision	(31,000,000)
Other current liabilities	(15,000,000)
Total current liabilities	1,039,000,000
Total equity and liabilities	7,267,000,000
Weighted average incremental borrowing rate		2.01%
Increase (decrease) due to application of IFRS 16 [member] | Gross carrying amount [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	7,042,000,000
Increase (decrease) due to application of IFRS 16 [member] | Accumulated depreciation and amortisation [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	(550,000,000)
Increase (decrease) due to application of IFRS 16 [member] | Accumulated impairment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ (143,000,000)